10. STOCK OPTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding at beginning of period	105,890	105,890
Forfeited	0	0
Granted	643,340	0
Outstanding at end of period and expected to vest	749,230	105,890
Options exercisable	222,278	101,958
Weighted Average Exercise Price
Outstanding at beginning of period	$ 2.62	$ 2.62
Forfeited	$ 0	$ 0
Granted	$ 7.56	$ 0
Outstanding at end of period and expected to vest	$ 6.86	$ 2.62
Options exercisable	$ 5.25	$ 2.66
Weighted-average fair value of options granted during the period	$ 5.37	$ 0